Trade Receivables - Narrative (Details) - EUR (€) € in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	€ 5,847.5	€ 4,169.8	€ 4,548.8
Trade receivables
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	44.2	73.5	76.4
Trade receivables | Past due
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	4.8	10.0	13.0
Trade receivables | Past due | Impaired
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	0.0	0.0	0.0
Trade receivables | Allowance for impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Change to the allowance for impairment during the year	0.0	0.0	0.0
Decrease through write-off, financial assets	€ 0.0	€ 0.0	€ 0.0